OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bond restrictions (Details)	12 Months Ended
Dec. 31, 2019 CLP ($) item
CMF Registration N254 06.13.2001 Series B
Disclosure of detailed information about borrowings
Indebtedness level	0.71
Percentage threshold adjusted consolidated operating cash flow	$ 40
Consolidated assets to unsecured consolidated liabilities ratio	1.71
CMF Registration N254 06.13.2001 Series B | Maximum
Disclosure of detailed information about borrowings
Indebtedness level	1.20
Consolidated assets to unsecured consolidated liabilities ratio	1.3
CMF Registration N641 08.23.2010 Series C
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio	1.71
Net financial debt ratio	0.66
Net Financial Coverage	306.38
Number of consecutive quarters | item	2
CMF Registration N641 08.23.2010 Series C | Maximum
Disclosure of detailed information about borrowings
Net financial debt ratio	1.5
CMF Registration N641 08.23.2010 Series C | Minimum
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio	1.3
Net Financial Coverage	3
CMF Registration N759 08.20.2013 Series C and CMF Registration N760 08.20.2013 Series D and CMF Registration N760 04.02.2014 Series E
Disclosure of detailed information about borrowings
Indebtedness level	0.54
Percentage threshold adjusted consolidated operating cash flow	$ 40
Consolidated assets to unsecured consolidated liabilities ratio	1.71
CMF Registration N759 08.20.2013 Series C and CMF Registration N760 08.20.2013 Series D and CMF Registration N760 04.02.2014 Series E | Maximum
Disclosure of detailed information about borrowings
Indebtedness level	1.20
Consolidated assets to unsecured consolidated liabilities ratio	1.3
CMF Registration N912 10.10.2018 Series F
Disclosure of detailed information about borrowings
Indebtedness level	0.65
Percentage threshold adjusted consolidated operating cash flow	$ 40
Consolidated assets to unsecured consolidated liabilities ratio	1.71
CMF Registration N912 10.10.2018 Series F | Maximum
Disclosure of detailed information about borrowings
Indebtedness level	1.20
CMF Registration N912 10.10.2018 Series F | Minimum
Disclosure of detailed information about borrowings
Consolidated assets to unsecured consolidated liabilities ratio	1.3